Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY-VERSUS-PERFORMANCE
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between the compensation actually paid to our principal executive officer (“PEO”) and Non-PEO NEOs and certain aspects of our financial performance.
Our compensation committee approves and administers our executive compensation program to align executive compensation with stockholder interests by linking pay to performance. Our overall compensation program includes a mix of short-term and long-term components through our annual incentive plan and equity awards. In 2024, there were changes to our executive management team with the termination of a former Named Executive Officer (“NEO”) and addition of three new executive officers; therefore, five NEOs other than our PEO (“Non-PEO NEOs”) are included in our 2024 Non-PEO NEO calculations.
Our compensation committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For further information concerning our pay for performance philosophy and how our executive compensation aligns with our performance, please refer to “Executive Compensation – Compensation Discussion and Analysis.”
Pay Versus Performance Table
Year (a)(1)	Summary Compensation Table Total for PEO (b)(1)	Compensation Actually Paid for PEO (c)(2)	Average Summary Compensation Table Total for Non-PEO NEOs (d)(3)	Average Compensation Actually Paid for Non-PEO NEOs (e)(4)	Value of Initial Fixed $100 Investment Based On:			Net Income (i)(7)	Company- Selected Measure: Non-GAAP Op. Income (j)(8)
					Total Shareholder Return (f)(5)	Peer Group Total Shareholder Return
						CD&A Peers (g)(6)	S&P 500 IT Index (h)(6)
2024	$12,414,624	$13,598,921	$5,224,657	$5,088,611	$71	$55	$139	$51,403,000	$92,047,000
2023	$8,173,577	$2,161,466	$5,140,534	$3,167,728	$56	$48	$94	$(55,742,000)	$5,955,000
2022	$1,117,818	$74,231,899	$949,420	$1,115,612	$64	$74	$112	$(111,470,000)	$(35,506,000)
(1)
The dollar amounts reported in column (b) represent the amount of total compensation reported for Mr. Thomas, our PEO, for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year.

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Thomas as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to our PEO during the applicable fiscal year. Mr. Thomas’s 2022 award values include performance-based awards granted prior to IPO that vest in connection with the IPO and stock price achievement.

Principal Executive Officer
			2022	2023	2024
	Summary Compensation Table - Total Compensation	(a)	$1,117,818	$8,173,577	$12,414,624
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$0	$6,905,000	$11,431,922
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$0	$4,970,000	$10,542,766
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$1,217,661	$(4,330,545)	$914,590
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0	$0	$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$71,896,420	$253,434	$1,158,863
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$0	$0
=	Compensation Actually Paid		$74,231,899	$2,161,466	$13,598,921
(3)
The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our Non-PEO NEOs for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year. The names of each Non-PEO NEO included for purposes of calculating the average “compensation actually paid” for 2022 and the average amounts of total compensation in each of 2023 and 2024 are as follows:

Year	Non-PEO NEO
2022	Luca Lazzaron (Former Chief Revenue Officer) and Pavitar Singh (Former Chief Technology Officer)
2023
Manish Sarin (Chief Financial Officer), Luca Lazzaron (Former Chief Revenue Officer), Paul Ohls (Former Chief Revenue Officer), Arunkumar Pattabhiraman (Chief Marketing Officer) and Pavitar Singh (Former Chief Technology Officer)

2024
Manish Sarin (Chief Financial Officer), Diane Adams (Chief Culture & Talent Officer), Scott Harvey (Chief Customer Officer), Paul Ohls (Former Chief Revenue Officer) and Pavitar Singh (Former Chief Technology Officer)

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to our Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual average amount of compensation earned or received by or paid to our Non-PEO NEOs during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for each covered fiscal year to determine the “compensation actually paid” to our Non-PEO NEOs for such fiscal year, using the methodology described below:

Non-PEO NEO Average
			2022	2023	2024
	Summary Compensation Table - Total Compensation	(a)	$949,420	$5,140,534	$5,224,657
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$0	$4,280,287	$4,763,540
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$0	$3,092,853	$4,581,700
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$(2,177,471)	$(119,521)	$(116,787)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0	$287,120	$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$2,343,664	$(37,234)	$299,239
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$915,737	$136,658
=	Compensation Actually Paid		$1,115,612	$3,167,728	$5,088,611
Equity Award Valuations – PEO and Non-PEO NEOs: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. The valuation assumptions used to calculate the fair values of the stock options held by our PEO and Non-PEO NEOs on average that vested during or were outstanding as of the end of each covered fiscal year differed from those valuation assumptions disclosed at the time of grant primarily based on the differing option value assumptions. Performance-based RSUs used a different Monte Carlo valuation at fiscal year 2022, fiscal year 2023 and fiscal year 2024 year-ends than the grant date valuation based on updated probability of achievement and stock volatility. Restricted stock unit award grant date fair values are calculated using the stock price as of date of grant and were calculated using the same methodology for the vesting or fiscal year end date.
(5)
Cumulative total stockholder return (“TSR”) in column (f) is calculated by dividing the sum of the cumulative amount of dividends during the measurement period, assuming dividend reinvestment, and the difference between our share price at the end of the applicable measurement period and the beginning of the measurement period by our share price at the beginning of the measurement period. The same methodology is used for our performance peer group, column (g).

(6)
The peer group selected to determine the Company’s Peer Group TSR for each applicable fiscal year is the company’s CD&A peer group used by our compensation committee to make compensation decisions in fiscal year 2024, which is a change from the S&P 500 Information Technology index used in the fiscal year 2023 Pay versus Performance disclosure. We show both peer groups this year, and, in the future, we intend to continue using the CD&A peer group approved by our compensation committee in the future. The fiscal year 2024 CD&A peer group consists of Alteryx, AppFolio, BlackLine, Box, Coupa Software, Duck Creek Technologies, Elastic N.V., Five9, LivePerson, Momentive Global, New Relic, Pegasystems, Qualtrics International, Semrush Holdings, Smartsheet, Sprout Social, Workiva, Zendesk, and Zuora. For additional information regarding our fiscal year 2024 CD&A peer group, please refer to “Executive Compensation – Fiscal Year 2024 Peer Group.”

(7)	The dollar amounts reported in column (h) represent the amount of net income (or loss) reflected in our audited financial statements for each covered fiscal year.
(8)
Our company selected performance measure is non-GAAP operating income, which we believe is a strong driver in determining our company’s performance, is represented in column (i) for each covered fiscal year. We define Non-GAAP Operating Income as our operating income excluding, as applicable, stock-based compensation expense-related charges, charges on litigation settlements, amortization of acquired intangible assets, and any other non-recurring item deemed to be non-GAAP. Non-GAAP Operating Income is a non-GAAP financial measure. For additional details and a reconciliation of Non-GAAP Operating Income to its most comparable GAAP measure, please see “Non-GAAP Financial Measures” in the Company’s Annual Report on Form 10-K filed with the SEC on March 29, 2024.

Company Selected Measure Name	non-GAAP operating income
Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b) represent the amount of total compensation reported for Mr. Thomas, our PEO, for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year.

(3)
The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our Non-PEO NEOs for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year. The names of each Non-PEO NEO included for purposes of calculating the average “compensation actually paid” for 2022 and the average amounts of total compensation in each of 2023 and 2024 are as follows:

Year	Non-PEO NEO
2022	Luca Lazzaron (Former Chief Revenue Officer) and Pavitar Singh (Former Chief Technology Officer)
2023
Manish Sarin (Chief Financial Officer), Luca Lazzaron (Former Chief Revenue Officer), Paul Ohls (Former Chief Revenue Officer), Arunkumar Pattabhiraman (Chief Marketing Officer) and Pavitar Singh (Former Chief Technology Officer)

2024
Manish Sarin (Chief Financial Officer), Diane Adams (Chief Culture & Talent Officer), Scott Harvey (Chief Customer Officer), Paul Ohls (Former Chief Revenue Officer) and Pavitar Singh (Former Chief Technology Officer)

Peer Group Issuers, Footnote
(6)
The peer group selected to determine the Company’s Peer Group TSR for each applicable fiscal year is the company’s CD&A peer group used by our compensation committee to make compensation decisions in fiscal year 2024, which is a change from the S&P 500 Information Technology index used in the fiscal year 2023 Pay versus Performance disclosure. We show both peer groups this year, and, in the future, we intend to continue using the CD&A peer group approved by our compensation committee in the future. The fiscal year 2024 CD&A peer group consists of Alteryx, AppFolio, BlackLine, Box, Coupa Software, Duck Creek Technologies, Elastic N.V., Five9, LivePerson, Momentive Global, New Relic, Pegasystems, Qualtrics International, Semrush Holdings, Smartsheet, Sprout Social, Workiva, Zendesk, and Zuora. For additional information regarding our fiscal year 2024 CD&A peer group, please refer to “Executive Compensation – Fiscal Year 2024 Peer Group.”

Changed Peer Group, Footnote
(6)
The peer group selected to determine the Company’s Peer Group TSR for each applicable fiscal year is the company’s CD&A peer group used by our compensation committee to make compensation decisions in fiscal year 2024, which is a change from the S&P 500 Information Technology index used in the fiscal year 2023 Pay versus Performance disclosure. We show both peer groups this year, and, in the future, we intend to continue using the CD&A peer group approved by our compensation committee in the future. The fiscal year 2024 CD&A peer group consists of Alteryx, AppFolio, BlackLine, Box, Coupa Software, Duck Creek Technologies, Elastic N.V., Five9, LivePerson, Momentive Global, New Relic, Pegasystems, Qualtrics International, Semrush Holdings, Smartsheet, Sprout Social, Workiva, Zendesk, and Zuora. For additional information regarding our fiscal year 2024 CD&A peer group, please refer to “Executive Compensation – Fiscal Year 2024 Peer Group.”

PEO Total Compensation Amount	$ 12,414,624	$ 8,173,577	$ 1,117,818
PEO Actually Paid Compensation Amount	$ 13,598,921	2,161,466	74,231,899
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Thomas as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to our PEO during the applicable fiscal year. Mr. Thomas’s 2022 award values include performance-based awards granted prior to IPO that vest in connection with the IPO and stock price achievement.

Principal Executive Officer
			2022	2023	2024
	Summary Compensation Table - Total Compensation	(a)	$1,117,818	$8,173,577	$12,414,624
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$0	$6,905,000	$11,431,922
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$0	$4,970,000	$10,542,766
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$1,217,661	$(4,330,545)	$914,590
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0	$0	$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$71,896,420	$253,434	$1,158,863
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$0	$0
=	Compensation Actually Paid		$74,231,899	$2,161,466	$13,598,921
Equity Award Valuations – PEO and Non-PEO NEOs: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. The valuation assumptions used to calculate the fair values of the stock options held by our PEO and Non-PEO NEOs on average that vested during or were outstanding as of the end of each covered fiscal year differed from those valuation assumptions disclosed at the time of grant primarily based on the differing option value assumptions. Performance-based RSUs used a different Monte Carlo valuation at fiscal year 2022, fiscal year 2023 and fiscal year 2024 year-ends than the grant date valuation based on updated probability of achievement and stock volatility. Restricted stock unit award grant date fair values are calculated using the stock price as of date of grant and were calculated using the same methodology for the vesting or fiscal year end date.

Non-PEO NEO Average Total Compensation Amount	$ 5,224,657	5,140,534	949,420
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,088,611	3,167,728	1,115,612
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to our Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual average amount of compensation earned or received by or paid to our Non-PEO NEOs during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for each covered fiscal year to determine the “compensation actually paid” to our Non-PEO NEOs for such fiscal year, using the methodology described below:

Non-PEO NEO Average
			2022	2023	2024
	Summary Compensation Table - Total Compensation	(a)	$949,420	$5,140,534	$5,224,657
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$0	$4,280,287	$4,763,540
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$0	$3,092,853	$4,581,700
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$(2,177,471)	$(119,521)	$(116,787)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0	$287,120	$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$2,343,664	$(37,234)	$299,239
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$915,737	$136,658
=	Compensation Actually Paid		$1,115,612	$3,167,728	$5,088,611
Equity Award Valuations – PEO and Non-PEO NEOs: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. The valuation assumptions used to calculate the fair values of the stock options held by our PEO and Non-PEO NEOs on average that vested during or were outstanding as of the end of each covered fiscal year differed from those valuation assumptions disclosed at the time of grant primarily based on the differing option value assumptions. Performance-based RSUs used a different Monte Carlo valuation at fiscal year 2022, fiscal year 2023 and fiscal year 2024 year-ends than the grant date valuation based on updated probability of achievement and stock volatility. Restricted stock unit award grant date fair values are calculated using the stock price as of date of grant and were calculated using the same methodology for the vesting or fiscal year end date.

Equity Valuation Assumption Difference, Footnote
Equity Award Valuations – PEO and Non-PEO NEOs: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. The valuation assumptions used to calculate the fair values of the stock options held by our PEO and Non-PEO NEOs on average that vested during or were outstanding as of the end of each covered fiscal year differed from those valuation assumptions disclosed at the time of grant primarily based on the differing option value assumptions. Performance-based RSUs used a different Monte Carlo valuation at fiscal year 2022, fiscal year 2023 and fiscal year 2024 year-ends than the grant date valuation based on updated probability of achievement and stock volatility. Restricted stock unit award grant date fair values are calculated using the stock price as of date of grant and were calculated using the same methodology for the vesting or fiscal year end date.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Company TSR and Peer Group TSR
The following graph displays our compensation actually paid vs. Company TSR and Peer Group TSR over the three years presented in the graph. As demonstrated by the following graph, the amount of compensation actually paid to our PEO and Non-PEO NEOs is not directly correlated to our company TSR during the identified period. The TSR measurement period begins at our IPO, where some of the awards that were vested and outstanding at each fiscal year end were granted prior to our IPO.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The following graph displays our compensation actually paid vs. net income. We do not use GAAP or non-GAAP net income as a financial performance measure in our overall executive compensation program.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Operating Income
The following graph displays our compensation actually paid vs. operating income. We use non-GAAP operating income in our annual short-term incentive program.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid and Company TSR and Peer Group TSR
The following graph displays our compensation actually paid vs. Company TSR and Peer Group TSR over the three years presented in the graph. As demonstrated by the following graph, the amount of compensation actually paid to our PEO and Non-PEO NEOs is not directly correlated to our company TSR during the identified period. The TSR measurement period begins at our IPO, where some of the awards that were vested and outstanding at each fiscal year end were granted prior to our IPO.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures for Fiscal Year 2024
As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” our executive compensation program is designed to reflect our variable “pay-for-performance” philosophy. The performance measures that we use for our short-term incentive and long-term award programs are selected based on an objective of incentivizing all of our executives to increase the value of our enterprise for our stockholders. The most important financial performance measures used by us to link executive compensation to our performance for fiscal year 2024 are as follows:
•	Non-GAAP Operating Income
•	Net New ARR
•	Stock Price
Additional information about each of these performance measures and the role of our performance in each of these measures in determining our executive compensation are discussed in greater detail in “Executive Compensation – Compensation Discussion and Analysis.”

Total Shareholder Return Amount	$ 71	56	64
Peer Group Total Shareholder Return Amount	55	48	74
Net Income (Loss)	$ 51,403,000	$ (55,742,000)	$ (111,470,000)
Company Selected Measure Amount	92,047,000	5,955,000	(35,506,000)
PEO Name	Mr. Thomas	Mr. Thomas	Mr. Thomas
Additional 402(v) Disclosure
All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act or the Exchange Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

Previous Peer Group Total Shareholder Return Amount	$ 139	$ 94	$ 112
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
Non-GAAP Measure Description
(8)
Our company selected performance measure is non-GAAP operating income, which we believe is a strong driver in determining our company’s performance, is represented in column (i) for each covered fiscal year. We define Non-GAAP Operating Income as our operating income excluding, as applicable, stock-based compensation expense-related charges, charges on litigation settlements, amortization of acquired intangible assets, and any other non-recurring item deemed to be non-GAAP. Non-GAAP Operating Income is a non-GAAP financial measure. For additional details and a reconciliation of Non-GAAP Operating Income to its most comparable GAAP measure, please see “Non-GAAP Financial Measures” in the Company’s Annual Report on Form 10-K filed with the SEC on March 29, 2024.

Measure:: 2
Pay vs Performance Disclosure
Name	Net New ARR
Measure:: 3
Pay vs Performance Disclosure
Name	Stock Price
PEO | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,431,922)	(6,905,000)	0
PEO | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,542,766	4,970,000	0
PEO | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	914,590	(4,330,545)	1,217,661
PEO | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,158,863	253,434	71,896,420
PEO | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,763,540)	(4,280,287)	0
Non-PEO NEO | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,581,700	3,092,853	0
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(116,787)	(119,521)	(2,177,471)
Non-PEO NEO | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	287,120	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	299,239	(37,234)	2,343,664
Non-PEO NEO | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (136,658)	$ (915,737)	$ 0